CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands, ¥ in Millions		1 Months Ended
	May 27, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Common Shares
Number of shares repurchased | shares	3,639,918
Commissions and offering expenses | $	$ 1,490
CSI Solar Co
Capital raised		$ 261,332	¥ 1,780